Events After The Reporting Period	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
EVENTS AFTER THE REPORTING PERIOD

NOTE 16 - EVENTS AFTER THE REPORTING PERIOD:

a.	Spain – Port of Adriano

During the first quarter 0f 2022 Eco Wave Power entered an official agreement with Port Adriano, Spain, for the potential construction of a wave energy power plant of up to 2MW. According to the terms of the agreement, Port Adriano will assign a potentially suitable location to Eco Wave Power for a period of 20 years, while Eco Wave Power will be responsible for securing all the licenses, constructing, and commissioning the power plant/s and selling the electricity to be generated by the power plant in accordance with an approved production quota, to be determined for the site.

b.	Plan to delist from Nasdaq First North Growth Market

On February 25, 2022, the company announced it plans to apply for delisting from Nasdaq First North Growth Market. The Company plan to submit for delisting from Nasdaq First North Growth Market no earlier than three months from February 25, 2022.